Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Relationship Between Pay and Performance

As required by Item 402(v) of Regulation S-K, we are presenting information that describes the relationship between compensation actually paid to our NEOs, as computed in accordance with the rules prescribed by Item 402(v), and certain measures of financial performance of the Company.  While the information provided below may be useful to understanding the relationship between the compensation actually paid to our NEOs and our financial performance, we believe that this disclosure should be read in the context of the more complete and comprehensive discussion of our executive compensation program set forth in the CD&A beginning on page 30, and in the CD&A sections of our Proxy Statements for prior periods presented in the table below.

Pay Versus Performance

					Value of Initial Fixed $100
					Investment Based On:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)(3)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($)(4)(5)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)(2)(6)	Total Shareholder Return ($)(7)	Peer Group Total Shareholder Return ($)(8)	Net Income ($ in millions)(9)	Ex-Cat Operating Income ($ in millions)(10)

2022	6,826,023	7,254,520	2,234,298	2,351,602	147.74	181.93	116.0	687.7
2021	6,773,668	8,437,307	2,230,923	2,666,961	140.17	153.05	418.7	834.9
2020	6,234,413	6,069,766	2,275,250	2,196,681	122.41	128.31	358.7	771.4
2019	4,979,777	6,461,988	2,068,491	2,802,346	139.60	119.97	425.1	622.9
2018	4,168,271	4,598,972	2,478,989	2,492,999	110.15	95.31	391.0	625.7

(1)	The amounts in this column reflect the amounts reported in the “Total” column of the Summary Compensation Table for Mr. Roche, our Chief Executive Officer, for each of the periods presented.
(2)

“Compensation actually paid” as set forth in this column is calculated in accordance with rules prescribed under Item 402(v) and does not reflect the actual amounts earned or that may be earned by the applicable NEO.  The amounts set forth may be more or less than the value actually realized by an NEO based upon, among other things, the value of our Common Stock at the time of vesting of stock awards or exercise of options held by the NEO, whether the Company achieves certain performance goals in respect of such awards and/or whether such equity awards actually vest.

(3)

The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are as set forth in the following table.  For the periods covered, no individual awards were granted and vested in the same year and no dividends or other earnings were paid on outstanding and unvested awards. Each of Mr. Roche’s outstanding RSUs accrue dividend equivalents in the form of additional RSUs that are not paid unless and until the underlying award vests and becomes payable.  The value of dividend equivalents is reflected in the values set forth below.  Moreover, while certain PBRSUs that vested during the applicable year may have vested at levels below or above target, no awards were forfeited in their entirety due to a failure to meet threshold payout levels. The valuation assumptions used to calculate the fair values of PBRSUs reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the C&HCC as of the applicable vesting date). The valuation assumptions used to calculate fair values attributable to TBRSUs, PBRSUs and Options, as applicable, did not materially differ from those used in our disclosures of fair value as of the grant date.

Year	Deductions from Summary Compensation Table ($)	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year ($)(a)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(b)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year Measured From Prior Year-End to Vesting Date ($)(c)	Total Equity Award Adjustments ($)

2022	(3,960,266)	3,815,952	346,063	226,748	428,497
2021	(3,500,384)	4,218,774	861,727	83,522	1,663,639
2020	(3,000,633)	3,487,342	(478,737)	(172,619)	(164,647)
2019	(2,600,213)	3,048,503	994,349	39,572	1,482,211
2018	(2,200,402)	2,385,875	215,877	29,351	430,701

(a)	Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the year indicated.
(b)	Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the two years preceding the year indicated.
(c)	Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the third year prior to the year indicated.

Mr. Roche does not participate in our frozen defined benefit plan.  Accordingly, no adjustments have been included for changes in the actuarial present value of defined benefit pension plans.

(4)

The amounts in this column reflect the average of the amounts reported in the “Total” column of the Summary Compensation Table for the Company’s NEOs as a group (excluding the CEO) for each period presented.  The NEOs included for purposes of computing the amounts in this column include Messrs. Farber, Lavey and Salvatore for 2018-2022; Mr. Kerrigan for 2020-2022; J. Kendall Huber (former EVP and General Counsel) for 2018-2019; and John Fowle (former President and CEO of our Chaucer business unit sold in 2018) for 2018.

(5)	Amounts in 2018 reflect a one-time payment of $2,215,941 to Mr. Fowle under a Retention Agreement entered into in connection with the sale of our Chaucer business unit.
(6)

The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are as set forth in the following table.  Each of the numbers is expressed as an average for all NEOs, other than the CEO, for the periods presented.  For the periods covered, no dividends or other earnings were paid on outstanding and unvested awards.  Outstanding RSUs accrue dividend equivalents in the form of additional RSUs that are not paid unless and until the underlying award vests and becomes payable.  The value of dividend equivalents is reflected in the values set forth below.  Moreover, while certain PBRSUs that vested during the applicable year may have vested at levels below or above target, except as indicated below, no awards were forfeited in their entirety due to a failure to meet threshold payout levels. The valuation assumptions used to calculate the fair values of PBRSUs reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the C&HCC as of the applicable vesting date). The valuation assumptions used to calculate fair values attributable to TBRSUs, PBRSUs and Options, as applicable, did not materially differ from those used in our disclosures of fair value as of the grant date.

Year	Deductions from Summary Compensation Table ($)	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)(a)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(b)	Fair Value as of Vesting Date of Equity Awards that Vested During the Same Year Granted ($)(c)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year Measured From Prior Year-End to Vesting Date ($)(d)	Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During the Covered Fiscal Year ($)(e)	Total Equity Award Adjustments ($)

2022	(975,188)	939,752	93,755	—	58,985	—	117,304
2021	(875,182)	1,054,927	232,428	—	23,865	—	436,038
2020	(837,555)	973,516	(134,247)	—	(80,283)	—	(78,569)
2019	(863,862)	995,040	527,925	16,537	58,215	—	733,855
2018	(789,221)	732,300	191,363	—	21,215	(141,647)	14,010

(a)	Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the year indicated.
(b)	Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the two years preceding the year indicated.
(c)

Amounts deemed vested upon satisfaction of “retirement eligibility” under certain TBRSU awards.  While deemed vested under the applicable disclosure rules, such amounts are not paid until the executive actually retires after having given not less than six months prior notice of retirement (which notice can be waived by the Company).

(d)	Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the third year prior to the year indicated.
(e)	Represents equity awards forfeited by John Fowle upon the closing of the sale of our Chaucer business unit.

Effective December 31, 2004, benefits under our defined benefit plan were frozen.  Accordingly, no adjustments have been included for changes in the actuarial present value of the defined benefit pension plans.

(7)

Assumes $100 invested in THG common stock on December 31, 2017, the last trading day before the start of 2018, through the last trading day for the applicable year in the table, including reinvestment of dividends.

(8)

Assumes $100 invested in the S&P 500 Property & Casualty Insurance Index, the index used for purposes of Item 201(e) of Regulation S-K and the peer group chosen for purposes of the TSR calculation under SEC rules, on December 31, 2017, the last trading day before the start of 2018, through the last trading day for the applicable year in the table, including reinvestment of dividends.  Peer group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

(9)	Net income as reported for each year in the Company’s Form 10-K.

(10)

This financial measure is a non-GAAP financial measure.  Reconciliation to the most directly comparable GAAP measure, income from continuing operations, and/or explanations of how we calculate this measure is contained in Appendix A to this Proxy Statement, which is incorporated herein by reference.

Company Selected Measure Name	Ex-CAT Operating Income
Named Executive Officers, Footnote [Text Block]
(1)	The amounts in this column reflect the amounts reported in the “Total” column of the Summary Compensation Table for Mr. Roche, our Chief Executive Officer, for each of the periods presented.

Peer Group Issuers, Footnote [Text Block]
(8)

Assumes $100 invested in the S&P 500 Property & Casualty Insurance Index, the index used for purposes of Item 201(e) of Regulation S-K and the peer group chosen for purposes of the TSR calculation under SEC rules, on December 31, 2017, the last trading day before the start of 2018, through the last trading day for the applicable year in the table, including reinvestment of dividends.  Peer group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 6,826,023	$ 6,773,668	$ 6,234,413	$ 4,979,777	$ 4,168,271
PEO Actually Paid Compensation Amount	$ 7,254,520	8,437,307	6,069,766	6,461,988	4,598,972
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

“Compensation actually paid” as set forth in this column is calculated in accordance with rules prescribed under Item 402(v) and does not reflect the actual amounts earned or that may be earned by the applicable NEO.  The amounts set forth may be more or less than the value actually realized by an NEO based upon, among other things, the value of our Common Stock at the time of vesting of stock awards or exercise of options held by the NEO, whether the Company achieves certain performance goals in respect of such awards and/or whether such equity awards actually vest.

Non-PEO NEO Average Total Compensation Amount	$ 2,234,298	2,230,923	2,275,250	2,068,491	2,478,989
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,351,602	2,666,961	2,196,681	2,802,346	2,492,999
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)

The amounts in this column reflect the average of the amounts reported in the “Total” column of the Summary Compensation Table for the Company’s NEOs as a group (excluding the CEO) for each period presented.  The NEOs included for purposes of computing the amounts in this column include Messrs. Farber, Lavey and Salvatore for 2018-2022; Mr. Kerrigan for 2020-2022; J. Kendall Huber (former EVP and General Counsel) for 2018-2019; and John Fowle (former President and CEO of our Chaucer business unit sold in 2018) for 2018.

(5)	Amounts in 2018 reflect a one-time payment of $2,215,941 to Mr. Fowle under a Retention Agreement entered into in connection with the sale of our Chaucer business unit.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship Between Compensation Actually Paid to Metrics Identified in the Pay Versus Performance Table
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Principal Financial Metrics We Use to Link Compensation Actually Paid to Company Performance for 2022

The principal financial metrics that we use to link compensation actually paid to our performance for 2022, as further described in the CD&A beginning on page 30, are as follows:

Financial Performance Measures

Ex-CAT Operating Income (1)(2)
Pre-Tax Operating Income (2)
Relative Total Shareholder Return (3)
Adjusted Operating ROE (2)(4)

(1)	Company selected measure as noted in the above Pay Versus Performance Table.
(2)

Each of these financial measures is a non-GAAP financial measure. Reconciliations to the most directly comparable GAAP measure and/or explanations of how we calculate these measures are contained in Appendix A to this Proxy Statement, which is incorporated herein by reference.

(3)

For purposes of our executive compensation programs we measure Relative Total Shareholder Return over a three-year period.  Please see the section entitled “Long-Term Incentive Compensation” in the CD&A beginning on page 30 for more information.  For the three-year performance period ending in 2022, we measured our total shareholder return against the following 25 peer companies.  We chose these companies because we believed at the beginning of the performance period that they were most representative of the companies against which we compete for business.

• American Financial Group, Inc. • American International Group Inc. • Argo Group International Holdings Ltd.	• Mercury Group Corporation • Old Republic International Corporation • ProAssurance Corporation
• Axis Capital Holdings Limited • Chubb Limited	• Prosight Global, Inc. • RLI Corp
• Cincinnati Financial Corporation	• Safety Insurance Group, Inc.
• CNA Financial Corporation • Donegal Group Inc. • Horace Mann Educators Corporation • James River Group Holdings, Ltd.	• Selective Insurance Group, Inc. • State Auto Financial Corporation • The Allstate Corporation • The Hartford Financial Services Group, Inc.
• Kemper Corporation	• The Travelers Companies, Inc.
• Markel Corporation	• United Fire Group, Inc. • W.R. Berkley Corporation
(4)

For purposes of our executive compensation programs we measure the average Adjusted Operating ROE over a three-year period. Please see the section entitled “Long-Term Incentive Compensation” in the CD&A beginning on page 39 more information.

Total Shareholder Return Vs Peer Group [Text Block]
(7)

Assumes $100 invested in THG common stock on December 31, 2017, the last trading day before the start of 2018, through the last trading day for the applicable year in the table, including reinvestment of dividends.

Total Shareholder Return Amount	$ 147.74	140.17	122.41	139.60	110.15
Peer Group Total Shareholder Return Amount	181.93	153.05	128.31	119.97	95.31
Net Income (Loss)	$ 116,000,000.0	$ 418,700,000	$ 358,700,000	$ 425,100,000	$ 391,000,000.0
PEO Name	Mr. Roche	Mr. Roche	Mr. Roche	Mr. Roche	Mr. Roche
Additional 402(v) Disclosure [Text Block]
(3)

The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are as set forth in the following table.  For the periods covered, no individual awards were granted and vested in the same year and no dividends or other earnings were paid on outstanding and unvested awards. Each of Mr. Roche’s outstanding RSUs accrue dividend equivalents in the form of additional RSUs that are not paid unless and until the underlying award vests and becomes payable.  The value of dividend equivalents is reflected in the values set forth below.  Moreover, while certain PBRSUs that vested during the applicable year may have vested at levels below or above target, no awards were forfeited in their entirety due to a failure to meet threshold payout levels. The valuation assumptions used to calculate the fair values of PBRSUs reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the C&HCC as of the applicable vesting date). The valuation assumptions used to calculate fair values attributable to TBRSUs, PBRSUs and Options, as applicable, did not materially differ from those used in our disclosures of fair value as of the grant date.

Year	Deductions from Summary Compensation Table ($)	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year ($)(a)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(b)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year Measured From Prior Year-End to Vesting Date ($)(c)	Total Equity Award Adjustments ($)

2022	(3,960,266)	3,815,952	346,063	226,748	428,497
2021	(3,500,384)	4,218,774	861,727	83,522	1,663,639
2020	(3,000,633)	3,487,342	(478,737)	(172,619)	(164,647)
2019	(2,600,213)	3,048,503	994,349	39,572	1,482,211
2018	(2,200,402)	2,385,875	215,877	29,351	430,701

(a)	Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the year indicated.
(b)	Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the two years preceding the year indicated.
(c)	Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the third year prior to the year indicated.

Mr. Roche does not participate in our frozen defined benefit plan.  Accordingly, no adjustments have been included for changes in the actuarial present value of defined benefit pension plans.

(6)

The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are as set forth in the following table.  Each of the numbers is expressed as an average for all NEOs, other than the CEO, for the periods presented.  For the periods covered, no dividends or other earnings were paid on outstanding and unvested awards.  Outstanding RSUs accrue dividend equivalents in the form of additional RSUs that are not paid unless and until the underlying award vests and becomes payable.  The value of dividend equivalents is reflected in the values set forth below.  Moreover, while certain PBRSUs that vested during the applicable year may have vested at levels below or above target, except as indicated below, no awards were forfeited in their entirety due to a failure to meet threshold payout levels. The valuation assumptions used to calculate the fair values of PBRSUs reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the C&HCC as of the applicable vesting date). The valuation assumptions used to calculate fair values attributable to TBRSUs, PBRSUs and Options, as applicable, did not materially differ from those used in our disclosures of fair value as of the grant date.

Year	Deductions from Summary Compensation Table ($)	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)(a)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(b)	Fair Value as of Vesting Date of Equity Awards that Vested During the Same Year Granted ($)(c)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year Measured From Prior Year-End to Vesting Date ($)(d)	Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During the Covered Fiscal Year ($)(e)	Total Equity Award Adjustments ($)

2022	(975,188)	939,752	93,755	—	58,985	—	117,304
2021	(875,182)	1,054,927	232,428	—	23,865	—	436,038
2020	(837,555)	973,516	(134,247)	—	(80,283)	—	(78,569)
2019	(863,862)	995,040	527,925	16,537	58,215	—	733,855
2018	(789,221)	732,300	191,363	—	21,215	(141,647)	14,010

(a)	Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the year indicated.
(b)	Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the two years preceding the year indicated.
(c)

Amounts deemed vested upon satisfaction of “retirement eligibility” under certain TBRSU awards.  While deemed vested under the applicable disclosure rules, such amounts are not paid until the executive actually retires after having given not less than six months prior notice of retirement (which notice can be waived by the Company).

(d)	Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the third year prior to the year indicated.
(e)	Represents equity awards forfeited by John Fowle upon the closing of the sale of our Chaucer business unit.

Effective December 31, 2004, benefits under our defined benefit plan were frozen.  Accordingly, no adjustments have been included for changes in the actuarial present value of the defined benefit pension plans.

Company Selected Measure Amount	$ 687,700,000	$ 834,900,000	$ 771,400,000	$ 622,900,000	$ 625,700,000
Non PEO Name	Messrs. Farber, Lavey and Salvatore for 2018-2022; Mr. Kerrigan for 2020-2022; J. Kendall Huber (former EVP and General Counsel) for 2018-2019; and John Fowle (former President and CEO of our Chaucer business unit sold in 2018) for 2018.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Ex-CAT Operating Income
Non-GAAP Measure Description [Text Block]	This financial measure is a non-GAAP financial measure. Reconciliation to the most directly comparable GAAP measure, income from continuing operations, and/or explanations of how we calculate this measure is contained in Appendix A to this Proxy Statement, which is incorporated herein by reference
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating ROE
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 428,497	1,663,639	(164,647)	1,482,211	430,701
PEO [Member] | Deductions From Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,960,266)	(3,500,384)	(3,000,633)	(2,600,213)	(2,200,402)
PEO [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,815,952	4,218,774	3,487,342	3,048,503	2,385,875
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	346,063	861,727	(478,737)	994,349	215,877
PEO [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested During Year Measured From Prior Year End To Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	226,748	83,522	(172,619)	39,572	29,351
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	117,304	436,038	(78,569)	733,855	14,010
Non-PEO NEO [Member] | Deductions From Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(975,188)	(875,182)	(837,555)	(863,862)	(789,221)
Non-PEO NEO [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	939,752	1,054,927	973,516	995,040	732,300
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	93,755	232,428	(134,247)	527,925	191,363
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested During Year Measured From Prior Year End To Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 58,985	$ 23,865	$ (80,283)	58,215	21,215
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards That Vested During Same Year Granted
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 16,537
Non-PEO NEO [Member] | Awards Granted In Prior Years That Failed To Meet Applicable Vesting Conditions During Covered Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(141,647)
Non-PEO NEO [Member] | Mr. Fowle
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 2,215,941